Segments of Operations - Earnings before income taxes by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 376	$ 335	$ 317
Realized gains (losses) on securities	(9)	(16)	35
Earnings before income taxes	367	319	352
Annuity
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	371	333	318
Run-off Life
Segment Reporting Information [Line Items]
Earnings before realized gains and income taxes	$ 5	$ 2	$ (1)